Approximate Estimated Fair Value of CapTerra's Assets and Liabilities (Detail) (USD $)	Sep. 29, 2010
Business Acquisition [Line Items]
Cash and cash equivalents	$ 5,009,000
Real estate held for sale	7,191,000
Miscellaneous assets and liabilities	(9,000)
Senior subordinated revolving notes, related party	(3,222,000)
Notes payable	(3,942,000)
Total	$ 5,027,000